Loan impairment provisions (Tables)	6 Months Ended
Jun. 30, 2021
Loan impairment provisions
Schedule of loan exposure and impairment metrics

	30 June	31 December
	2021	2020
	£m	£m
Loans - amortised cost and FVOCI
Stage 1	316,701	287,124
Stage 2	53,188	78,917
Stage 3	5,703	6,358
Of which: individual	1,851	2,292
Of which: collective	3,852	4,066
	375,592	372,399
ECL provisions (1)
Stage 1	433	519
Stage 2	2,300	3,081
Stage 3	2,192	2,586
Of which: individual	560	831
Of which: collective	1,632	1,755
	4,925	6,186
ECL provisions coverage (2, 3)
Stage 1 (%)	0.14	0.18
Stage 2 (%)	4.32	3.90
Stage 3 (%)	38.44	40.67
	1.31	1.66

	Half year ended
	30 June	30 June
	2021	2020
	£m	£m
Impairment losses
ECL (release)/charge (4)	(707)	2,858
Stage 1	(701)	308
Stage 2	(100)	2,150
Stage 3	94	400
Of which: individual	(25)	131
Of which: collective	119	269
ECL loss rate - annualised (basis points) (3)	(38)	154
Amounts written off	517	408
Of which: individual	256	41
Of which: collective	261	367

Notes:

(1)     Includes £6 million (31 December 2020 - £6 million) related to assets classified as FVOCI.

(2)     ECL provisions coverage is calculated as ECL provisions divided by loans.

(3)     ECL provisions coverage and ECL loss rates are calculated on third party loans and related ECL provisions and charge respectively. ECL loss rate is calculated as annualised third party ECL charge divided by loans. The half year ECL charge is annualised by multiplying by two.

(4)     Includes a £4 million charge (30 June 2020 – £5 million charge) related to other financial assets, of which nil (30 June 2020 – £4 million) related to assets classified as FVOCI; and £2 million (30 June 2020 - £8 million) related to contingent liabilities.

(5)     The table shows gross loans only and excludes amounts that are outside the scope of the ECL framework. Refer to page 33 for Financial instruments within the scope of the IFRS 9 ECL framework for further details. Other financial assets within the scope of the IFRS 9 ECL framework were cash and balances at central banks totalling £150.5 billion (31 December 2020 – £122.7 billion) and debt securities of £49.8 billion (31 December 2020 – £53.8 billion).